Discontinued Operations (Details) - USD ($)	3 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Discontinued Operations And Disposal Groups Abstract
Revenue	$ 3,000	$ 51,750
Operating Expenses	0	406
Net Income	$ 3,000	$ 51,344